Consolidated Statements of Changes in Stockholders Equity - USD ($)	Total	Additional Paid-In Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Total Farmmi Inc Shareholders Equity	Noncontrolling Interest	Ordinary Shares	Accumulated other comprehensive Income (loss)
Balance, shares at Sep. 30, 2019							503,594
Balance, amount at Sep. 30, 2019	$ 22,337,551	$ 15,762,867	$ 597,528	$ 6,321,384	$ 21,498,503	$ 839,048	$ 12,590	$ (1,195,866)
Issuance of ordinary shares for convertible notes redemption, shares							317,114
Issuance of ordinary shares for convertible notes redemption, amount	4,580,289	4,572,361	0	0	4,580,289	0	$ 7,928	0
Foreign currency translation gain	1,423,862	0	0	0	1,382,778	41,084	0	1,382,778
Net income (loss) for the year	813,455	0	0	823,606	823,606	(10,151)	0	0
Statutory reserve	0	0	374,564	(374,564)	0	0	0	0
Balance, amount at Sep. 30, 2020	29,155,157	20,335,228	972,092	6,770,426	28,285,176	869,981	$ 20,518	186,912
Balance, shares at Sep. 30, 2020							820,708
Foreign currency translation gain	1,990,561	0	0	0	1,942,060	48,501	$ 0	1,942,060
Net income (loss) for the year	2,356,438	0	0	2,358,414	2,358,414	(1,976)	$ 0	0
Share-based compensation expenses, shares							23,864
Share-based compensation expenses, amount	1,260,674	1,260,077	0	0	1,260,674	0	$ 597	0
Issuance of ordinary shares and warrants, net, shares							10,462,064
Issuance of ordinary shares and warrants, net, amount	126,010,538	125,748,986	0	0	126,010,538		$ 261,552	0
Warrants exercised for cash, shares							11,004,579
Warrants exercised for cash, amount	19,050	(256,064)	0	0	19,050	0	$ 275,114	0
Statutory reserve	0	0	1,463	(1,463)	0	0	0	0
Balance, amount at Sep. 30, 2021	160,792,418	147,088,227	973,555	9,127,377	159,875,912	916,506	$ 557,781	2,128,972
Balance, shares at Sep. 30, 2021							22,311,215
Foreign currency translation gain	(16,344,967)	0	0	0	(16,344,967)	0	$ 0	(16,344,967)
Net income (loss) for the year	2,223,979	0	0	2,223,979	2,223,979	0	0	0
Share-based compensation expenses, amount	2,007,328	1,997,328	0	0	2,007,328	0	10,000	0
Statutory reserve	0	0	180,258	(180,258)	0	0	$ 0	0
Share-based compensation expenses, shares							400,000
Issuance of common shares, net, shares							1,200,000
Issuance of common shares, net, amount	6,000,000	5,970,000	0	0	6,000,000	0	$ 30,000	0
Reverse share-split adjustment, shares							(4,230)
Reverse share-split adjustment, amount	0	106	0	0	0	0	$ (106)	0
Disposal of a subsidiary	5,333	(2,893,003)	0	3,732,393	921,839	(916,506)	0	82,449
Balance, amount at Sep. 30, 2022	$ 154,684,091	$ 152,162,658	$ 1,153,813	$ 14,903,491	$ 154,684,091	$ 0	$ 597,675	$ (14,133,546)
Balance, shares at Sep. 30, 2022							23,906,985